15a. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
A. Income Taxes Tables
Deferred tax assets
	2014	2013
U.S. operations loss carry forward and state at statutory rate of 40%	$4,785,742	$3,612,736
Less valuation allowance	(4,785,742)	(3,612,736)
Net deferred tax assets	-	-
Change in valuation allowance	$(4,785,742)	$(3,612,736)

Income tax reconciliation
	2014	2013
Federal statutory rate	-34.0%	-34.0%
State income tax rate	-6.0%	-6.0%
Change in valuation allowance	40.0%	40.0%
Effective tax rate	0.0%	0.0%